Equity - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($) shares	Dec. 31, 2024 CLP ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Shares outstanding (in shares) | shares	188,446,126,794	188,446,126,794	188,446,126,794	188,446,126,794
Increase in capital (in Pesos) | $	$ 891,303	$ 891,303
Provision for dividend payments	$ 631,925	$ 600,330	$ 631,925	$ 600,330